Investment in Joint Ventures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 9,100,000	¥ 5,700,000	$ 1,300,000
Cash and cash equivalents	5,915,916,000	5,544,376,000	824,656,000	$ 772,865,000	¥ 4,451,489,000	¥ 4,788,219,000
Impairment loss	0	0
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	331,500,000	278,500,000	46,200,000
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	63,381,000	64,252,000
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables discounted with banks [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	18,100,000	11,800,000	2,500,000
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables endorsed to suppliers [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	4,200,000	8,800,000	600,000
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	714,365,000		99,580,000
Share of restricted cash	22,500,000	22,300,000	3,100,000
Bills receivables	¥ 0	¥ 2,300,000	$ 0